CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
CAPITAL STOCK [Text Block]

9. CAPITAL STOCK

Authorized stock

The Company's authorized shares are 250,000,000 common shares with a par value of $0.001 per share.

Issuances of shares

The Company did not issue shares during the year ended December 31, 2022.

During the year ended December 31, 2021, the Company issued 255,000 shares at prices between CAD$0.23 and CAD$0.65 per share for proceeds of CAD$118,750 ($94,929) on exercise of stock options.

During the year ended December 31, 2020, the Company issued 885,000 shares at CAD$0.50 per share for proceeds of CAD$442,500 ($334,132) on exercise of warrants and issued 346,500 shares at prices between CAD$0.15 and CAD$0.50 per share for proceeds of CAD$94,575 ($71,912) on exercise of stock options.

Cancellation of shares

During the year ended December 31, 2022, a total of 223,000 common shares were re-purchased for $156,249 and cancelled. A further total of 17,600 common shares were re-purchased in 2021 for $13,294 were cancelled in 2022. A total of 11,500 common shares were re-purchased for $6,892 and held in treasury. These 11,500 shares were cancelled in January 2023.

During the year ended December 31, 2021, a total of 379,300 shares were re-purchased for $315,235 and were cancelled. A further total of 5,200 common shares were re-purchased in 2020 for $4,857 were cancelled in 2021. A total of 17,600 common shares were re-purchased in 2021 for $13,294 and held in treasury. These 17,600 shares were cancelled in January 2022.

During the year ended December 31, 2020, a total of 233,600 shares were re-purchased for $116,954 and were cancelled. A further total of 25,000 common shares were re-purchased in 2019 for $9,430 were cancelled in 2020. A total of 5,200 common shares were re-purchased in 2020 for $4,857 and held in treasury. These 5,200 shares were cancelled in January 2021.

Stock options

At June 30, 2011, the Company adopted a new 10% rolling stock option plan (the "2011 Plan") and cancelled the 2005 equity compensation plan. Pursuant to the 2011 Plan, the Company is entitled to grant options and reserve for issuance up to 10% of the shares issued and outstanding at the time of grant. The terms and conditions of any options granted, including the number and type of options, the exercise period, the exercise price and vesting provisions, are determined by the Compensation Committee which makes recommendations to the board of directors for their approval. The maximum term of options granted cannot exceed 20 years.

The TSX's rules relating to security-based compensation arrangements require that every three years after the institution of a security-based compensation arrangement which does not have a fixed maximum aggregate of securities issuable, all unallocated options must be approved by a majority of the Company's directors and by the Company's shareholders. The Board approved all unallocated options under the Option Plan on March 26, 2020 which was approved by the Company's shareholders at the annual and special meeting held on June 25, 2020.

At December 31, 2022, the following stock options were outstanding:

Number of Options	Exercise Price	Expiry Date

382,000	CDN$0.15	December 31, 2032
54,000	CDN$0.60	June 1, 2040
250,000	CDN$0.20	October 8, 2035
360,000	CDN$1.23	October 23, 2040
400,000	CDN$0.40	May 5, 2036
690,000	CDN$0.30	July 1, 2037
450,000	CDN$0.81	December 14, 2042

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,381,000	$0.36	2,636,000	$0.35	2,615,000	$0.23
Granted	450,000	0.81	-	-	534,000	0.80
Exercised	-	-	(255,000)	0.38	(346,500)	0.21
Cancelled/Expired	(245,000)	0.69	-	-	(166,500)	0.31
Outstanding, end of year	2,586,000	$0.37	2,381,000	$0.36	2,636,000	$0.35

Exercisable, end of year	2,586,000	$0.37	2,381,000	$0.36	2,636,000	$0.35

The aggregate intrinsic value for options vested and for total options as of December 31, 2022 is approximately $786,600 (December 31, 2021 - $1,096,069, December 31, 2020 - $1,666,776). The weighted average contractual term of stock options outstanding and exercisable as at December 31, 2022 is 11.7 years (December 31, 2021 - 3.3 years, December 31, 2020 - 3.3 years).

The fair value of stock options granted, vested, and modified during the year ended December 31, 2022 was $237,078, (December 31, 2021 - $2,504, December 31, 2020 was $196,115) which has been included in general and administrative expense.

The following assumptions were used for the Black-Scholes valuation of stock options amended during the years ended December 31, 2022, 2021, and 2020:

	2022	2021	2020

Risk-free interest rate	1.75%	1.75%	1.75%
Expected life	5.0 years	3.0 years	1.8 to 2.6 years
Annualized volatility	68%	70%	73%
Dividend rate	-	-	-

On December 14, 2022 the Company granted 350,000 options to insiders at $0.60 (CAD$0.81) and recognized an expense of $120,563. A further 100,000 options were granted to non-insiders at $0.60 (CAD$0.81) and an expense of $34,447 was recognized. On July 1, 2022, the original terms of existing options were extended. The Company recognized an expense of $77,092 related to the extension of the option terms to maturity. Options granted to consultants were market-to-market until expiry and the Company recognized an expense in 2022 of $4,976.

The Company did not issue stock options during the years ended December 31, 2021.

During 2020 the Company granted 314,000 options to insiders at a prices between $0.47 (CAD$0.60) and $0.96 (CAD$1.23). A further 100,000 options were granted to non-insiders at between $0.47 (CAD$0.60) and $0.96 (CAD$1.23). Consultants received 120,000 options priced at $0.47 (CAD$0.60).

Warrants

At December 31, 2022, 2021 and 2020, there were no warrants outstanding.

	2021	2021	2020

Balance, beginning of period	-	-	1,250,000	CAD$0.50
Issued	-	-	-
Exercised	-	-	(885,000)	CAD$0.50
Expired	-	-	(365,000)	CAD$0.50
Balance, end of period	-	-	-	-